Dividends, textual (Details) ¥ / shares in Units, $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2018 JPY (¥) dividend ¥ / shares	Dec. 31, 2018 USD ($) dividend $ / shares	Dec. 31, 2017 USD ($) dividend $ / shares
Class of Stock [Line Items]
Preferred stock dividend, final portion (in USD per share) | $ / shares		$ 0.11667
Series B Preferred Stock
Class of Stock [Line Items]
Number of quarters, dividend payments | dividend	4	4	4
Preferred stock dividends, cash paid quarterly (per share) | $ / shares		$ 0.5	$ 0.5
Payments of ordinary dividends, preferred stock and preference stock		$ 234	$ 1,316
Series C Preferred Stock
Class of Stock [Line Items]
Payments of ordinary dividends, preferred stock and preference stock		4,600	4,600
Series D Preferred Stock
Class of Stock [Line Items]
Payments of ordinary dividends, preferred stock and preference stock		$ 6,400	$ 6,400
Quarterly Dividend One | Pinewood | Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock dividends, cash paid quarterly (per share) | (per share)	¥ 32,981.64	$ 298.52
Quarterly Dividend Two | Pinewood | Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock dividends, cash paid quarterly (per share) | (per share)	¥ 137,923.25	$ 1,231.37
Payments of ordinary dividends, preferred stock and preference stock	¥ 17,090,489.00	$ 153
Quarterly Dividend Three | Pinewood | Series A Preferred Stock
Class of Stock [Line Items]
Preferred stock, per share, dividends declared (per share) | (per share)	¥ 137,923.25	$ 1,226.52
Dividends	¥ 13,792,325.00	$ 123